Segment Information - Schedule of Adjusted Share-Based Compensation (Details) - USD ($) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total share-based compensation expense	[1]					$ 62.5		$ 73.4		$ 70.2
Amount included in restructuring and other				$ (4.7)	$ (7.3)	(7.7)	[2]	(4.2)	[2]	0.0	[2]
Adjusted share-based compensation						54.8		69.2		70.2
Total share-based compensation expense		$ 14.3	$ 24.0	46.9	53.6
Adjusted share-based compensation		14.3	17.2	42.2	46.3	$ 54.8	[3]	$ 69.2	[3]	$ 70.2	[3]
Restructuring and other
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Amount included in restructuring and other		$ 0.0	$ (6.8)	$ (4.7)	$ (7.3)

[1]	Total share-based compensation expense in the years ended March 31, 2024, 2023 and 2022 includes $15.0 million, $26.7 million and $19.6 million, respectively, of corporate allocation of share-based compensation expense, representing the allocation of Lionsgate’s corporate employee share-based compensation expense.
[2]	Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.
[3]	The following table reconciles total share-based compensation expense to adjusted share-based compensation expense: